Warrants - Series E Warrants - Additional Information (Detail)		1 Months Ended	12 Months Ended
	Apr. 07, 2016 shares	Feb. 29, 2016 shares	Dec. 31, 2016 shares	Mar. 31, 2017 shares	Dec. 31, 2015 shares
Class of Warrant or Right [Line Items]
Warrants Exercisable			13,219,597	94,553	13,219,597
Common Stock Issued In Exchange Of Warrants				7
Warrants outstanding			67,735,066	67,640,513	13,219,597
Series E Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants Exercisable	2.5	70
Common Stock Issued In Exchange Of Warrants	1
Warrants outstanding	58,800,000
Common stock exchange ratio	2.5
Class Of Warrant Or Right Exercisable Period Description			The Series E Warrants expire six years from the date of grant, were not exercisable for one year and which exercise was subject to a shareholder vote and an increase in the number of authorized shares of common stock the Company can issue.
Warrants expiration		6 years